Risk and Capital Management - Schedule of Maximum Exposure of Other Financial Assets by Type and Classification of Credit Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	R$ 1,512,220	R$ 1,396,543
Fair value
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	459,946	430,155
Fair value | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	453,764	424,852
Fair value | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	3,688	2,444
Fair value | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	2,494	2,860
Cost | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	456,762	430,226
Cost | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,422	2,670
Cost | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,489	6,075
Government securities | Fair value
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	247,579	257,525
Government securities | Fair value | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	187,441	176,185
Government securities | Fair value | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	31,118	43,192
Government securities | Fair value | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	29,020	38,148
Government securities | Fair value | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	247,571	257,525
Government securities | Fair value | Stage 1 | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	187,441	176,185
Government securities | Fair value | Stage 1 | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	31,118	43,192
Government securities | Fair value | Stage 1 | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	29,012	38,148
Government securities | Fair value | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	8	0
Government securities | Fair value | Stage 2 | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Fair value | Stage 2 | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Fair value | Stage 2 | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	8	0
Government securities | Fair value | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Fair value | Stage 3 | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Fair value | Stage 3 | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Fair value | Stage 3 | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Cost | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	249,173	261,164
Government securities | Cost | Stage 1 | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	189,044	179,814
Government securities | Cost | Stage 1 | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	31,147	43,152
Government securities | Cost | Stage 1 | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	28,982	38,198
Government securities | Cost | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	8	0
Government securities | Cost | Stage 2 | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Cost | Stage 2 | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Cost | Stage 2 | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	8	0
Government securities | Cost | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Cost | Stage 3 | Brazil
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Cost | Stage 3 | Latin America
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Government securities | Cost | Stage 3 | Abroad
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Fair value
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	202,556	172,630
Corporate securities | Fair value | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	68,533	60,068
Corporate securities | Fair value | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	230	133
Corporate securities | Fair value | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,410	5,875
Corporate securities | Fair value | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	82,462	75,742
Corporate securities | Fair value | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	17,558	5,905
Corporate securities | Fair value | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	384	265
Corporate securities | Fair value | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	21,273	16,280
Corporate securities | Fair value | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	7,706	8,362
Corporate securities | Fair value | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	196,382	167,327
Corporate securities | Fair value | Stage 1 | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	64,680	58,952
Corporate securities | Fair value | Stage 1 | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	230	133
Corporate securities | Fair value | Stage 1 | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,343	5,426
Corporate securities | Fair value | Stage 1 | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	80,761	72,831
Corporate securities | Fair value | Stage 1 | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	17,252	5,763
Corporate securities | Fair value | Stage 1 | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	384	265
Corporate securities | Fair value | Stage 1 | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	21,068	16,117
Corporate securities | Fair value | Stage 1 | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	7,664	7,840
Corporate securities | Fair value | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	3,680	2,444
Corporate securities | Fair value | Stage 2 | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	2,521	764
Corporate securities | Fair value | Stage 2 | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Fair value | Stage 2 | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	67	449
Corporate securities | Fair value | Stage 2 | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	895	404
Corporate securities | Fair value | Stage 2 | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	142
Corporate securities | Fair value | Stage 2 | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Fair value | Stage 2 | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	155	163
Corporate securities | Fair value | Stage 2 | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	42	522
Corporate securities | Fair value | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	2,494	2,860
Corporate securities | Fair value | Stage 3 | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	1,332	353
Corporate securities | Fair value | Stage 3 | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Fair value | Stage 3 | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Fair value | Stage 3 | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	806	2,507
Corporate securities | Fair value | Stage 3 | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	306	0
Corporate securities | Fair value | Stage 3 | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Fair value | Stage 3 | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	50	0
Corporate securities | Fair value | Stage 3 | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Cost | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	197,775	169,062
Corporate securities | Cost | Stage 1 | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	64,774	59,102
Corporate securities | Cost | Stage 1 | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	231	132
Corporate securities | Cost | Stage 1 | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,352	5,434
Corporate securities | Cost | Stage 1 | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	80,921	72,991
Corporate securities | Cost | Stage 1 | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	17,257	5,914
Corporate securities | Cost | Stage 1 | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	384	264
Corporate securities | Cost | Stage 1 | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	21,095	16,136
Corporate securities | Cost | Stage 1 | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	8,761	9,089
Corporate securities | Cost | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,414	2,670
Corporate securities | Cost | Stage 2 | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	2,770	844
Corporate securities | Cost | Stage 2 | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Cost | Stage 2 | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	78	453
Corporate securities | Cost | Stage 2 | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	1,362	527
Corporate securities | Cost | Stage 2 | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	143
Corporate securities | Cost | Stage 2 | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Cost | Stage 2 | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	188	176
Corporate securities | Cost | Stage 2 | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	16	527
Corporate securities | Cost | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	4,489	6,075
Corporate securities | Cost | Stage 3 | Rural product note
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	2,233	541
Corporate securities | Cost | Stage 3 | Bank deposit certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Cost | Stage 3 | Real estate receivables certificates
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Cost | Stage 3 | Debentures
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	1,466	5,534
Corporate securities | Cost | Stage 3 | Eurobonds and other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	713	0
Corporate securities | Cost | Stage 3 | Financial bills
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	0
Corporate securities | Cost | Stage 3 | Promissory and commercial notes
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	77	0
Corporate securities | Cost | Stage 3 | Other
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0	R$ 0
Investment funds | Fair value
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	9,811
Investment funds | Fair value | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	9,811
Investment funds | Fair value | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0
Investment funds | Fair value | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0
Investment funds | Cost | Stage 1
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	9,814
Investment funds | Cost | Stage 2
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	0
Investment funds | Cost | Stage 3
Disclosure of financial assets [line items]
Maximum exposure of other financial assets	R$ 0